CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
NET SALES	R$ 30,460,277	R$ 26,012,950	R$ 13,443,376
Cost of sales	(18,966,331)	(20,743,482)	(6,922,331)
GROSS PROFIT	11,493,946	5,269,468	6,521,045
OPERATING INCOME (EXPENSES)
Selling	(2,174,652)	(1,905,279)	(598,726)
General and administrative	(1,443,192)	(1,173,358)	(825,209)
Income from associates and joint ventures	36,142	31,993	7,576
Other, net	531,150	405,754	(96,875)
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	8,443,394	2,628,578	5,007,811
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(4,459,425)	(4,178,848)	(1,500,374)
Financial income	327,475	493,246	459,707
Derivative financial instruments	(9,422,682)	(1,075,252)	(2,735,196)
Monetary and exchange variations, net	(12,530,891)	(1,964,927)	(1,066,650)
NET INCOME (LOSS) BEFORE TAXES	(17,642,129)	(4,097,203)	165,298
Income and social contribution taxes
Current	(181,926)	(246,110)	(586,568)
Deferred	7,109,120	1,528,571	741,084
NET INCOME (LOSS) FOR THE YEAR	(10,714,935)	(2,814,742)	319,814
Attributable to
Controlling shareholders'	(10,724,828)	(2,817,518)	319,693
Non-controlling interest	R$ 9,893	R$ 2,776	R$ 121
Earnings (loss) per share
Basic	R$ (7.94890)	R$ (2.08825)	R$ 0.29236
Diluted	R$ (7.94890)	R$ (2.08825)	R$ 0.29199